CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 7,488	$ 4,551
Items that may be reclassified to net income
Financial contracts and power sale agreements	(20)	278
Marketable securities	(34)	95
Equity accounted investments	(29)	6
Foreign currency translation	(3,254)	439
Income taxes	(90)	11
Other comprehensive income that may be reclassified to net income	(3,427)	829
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	6,290	934
Revaluation of pension obligations	(19)	4
Equity accounted investments	547	509
Marketable securities	94	0
Income taxes	(1,324)	314
Other comprehensive income that will not be reclassified to net income	5,588	1,761
Other comprehensive income	2,161	2,590
Comprehensive income	9,649	7,141
Attributable to shareholders
Net income attributable to shareholders	3,584	1,462
Other comprehensive income	406	849
Comprehensive income	3,990	2,311
Attributable to non-controlling interests
Net income	3,904	3,089
Other comprehensive income	1,755	1,741
Comprehensive income	$ 5,659	$ 4,830